UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: October 31, 2005
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              COMSTOCK FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2005




TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the financial statements and the investment portfolio as of October 31, 2005.

                                                     Sincerely yours,


                                                     /s/ Bruce N. Alpert

                                                     Bruce N. Alpert
                                                     Chief Operating Officer
                                                     Gabelli Funds, LLC
December 13, 2005

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED OCTOBER 31, 2005+
--------------------------------------------------------------------------------

                                            CALENDAR       SIX                                              SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                YEAR TO DATE   MONTHS    ONE YEAR   FIVE YEARS    TEN YEARS   INCEPTION (5/26/88)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)..........................   (7.12)%     (7.69)%    (11.15)%    (2.00)%      (5.71)%           0.05%
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge....................   (7.07)      (7.90)     (11.32)     (2.28)       (5.97)           (0.17)
  With sales charge (b)...................  (11.25)     (12.05)     (15.31)     (3.18)       (6.40)           (0.43)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge   (7.73)      (8.01)     (11.94)     (2.96)       (6.63)           (0.58)
  With contingent deferred sales charge (c)  (8.63)      (8.90)     (12.80)     (2.96)       (6.63)           (0.58)
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)........................    1.05        5.26        8.72      (1.73)        9.34            11.65
------------------------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP. BOND INDEX (e)   0.89        0.07        0.83       6.57         6.35             7.84(f)
------------------------------------------------------------------------------------------------------------------------------------

                                            CALENDAR      SIX       ONE      FIVE     TEN      SINCE POLICY       SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (G)           YEAR TO DATE   MONTHS     YEAR     YEARS   YEARS     INCEPTION (H)  INCEPTION (10/10/85)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................   (4.95)%     (7.56)%  (12.09)%   1.95%  (8.31)%       (2.65)%           (0.18)%
  With sales charge (b)...................   (9.22)     (11.72)   (16.05)    1.01   (8.73)        (2.89)            (0.41)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge   (5.42)      (7.75)   (12.67)    1.16   (9.02)        (3.18)            (0.69)
  With contingent deferred sales charge (i)  (9.03)     (11.44)   (16.00)    0.77   (9.02)        (3.18)            (0.69)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge   (5.64)      (7.72)   (12.54)    1.23   (8.96)        (3.16)            (0.66)
  With contingent deferred sales charge (c)  (6.77)      (8.64)   (13.42)    1.23   (8.96)        (3.16)            (0.66)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................   (4.95)      (7.24)   (11.80)    2.02   (8.11)        (2.53)            (0.07)
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)........................    1.05        5.26      8.72    (1.73)   9.34         10.58             12.55
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return prior to 8/01/91 reflects the performance of the Fund as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A Shares and Class C Shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O Shares and Class A Shares, as appropriate, and (ii) does not reflect service and distribution fees borne by Class A Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) Assuming the maximum initial sales charge of 4.5%.
(c) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
(d) The S&P 500 Index is an unmanaged broad-based index comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(e) The Lehman Brothers Govt./Corp. Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(f) From May 31, 1988, the date closest to the Fund's inception for which data is available.
(g) The total return is based upon a hypothetical investment at the Fund's inception on 10/10/85. Because Class B Shares were not actually introduced until 1/15/93 and Class C Shares and Class R Shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B Shares and Class R Shares, reflects the performance information for Class A Shares, (ii) in the case of Class C Shares, reflects the performance information for Class A Shares and Class B Shares, as appropriate, and (iii) in the case of Class B Shares and Class C Shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(h) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(i) Assuming payment of the maximum CDSC. The maximum CDSC for Class B Shares is 4% and is reduced to 0% after six years.
+ THE FUNDS' FISCAL YEAR ENDS APRIL 30. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE FUNDS UTILIZE SHORT SELLING AND DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

COMSTOCK FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from May 1, 2005 through October 31, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended October 31, 2005.

                      Beginning       Ending       Annualized    Expenses
                    Account Value  Account Value    Expense     Paid During
                       5/1/05        10/31/05        Ratio        Period*
--------------------------------------------------------------------------------
COMSTOCK STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class O               $1,000.00     $  923.10         2.45%       $11.88
Class A               $1,000.00     $  921.00         2.70%       $13.07
Class C               $1,000.00     $  919.90         3.47%       $16.79
HYPOTHETICAL 5% RETURN
Class O               $1,000.00     $1,012.85         2.45%       $12.43
Class A               $1,000.00     $1,011.59         2.70%       $13.69
Class C               $1,000.00     $1,007.71         3.47%       $17.56
--------------------------------------------------------------------------------
COMSTOCK CAPITAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00     $  924.40         2.20%       $10.67
Class B               $1,000.00     $  922.50         2.95%       $14.29
Class C               $1,000.00     $  922.80         2.95%       $14.30
Class R               $1,000.00     $  927.60         1.95%       $ 9.47
HYPOTHETICAL 5% RETURN
Class A               $1,000.00     $1,014.12         2.20%       $11.17
Class B               $1,000.00     $1,010.33         2.95%       $14.95
Class C               $1,000.00     $1,010.33         2.95%       $14.95
Class R               $1,000.00     $1,015.38         1.95%       $ 9.91

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets:


STRATEGY FUND                                  PERCENT
LONG POSITIONS

U.S. Treasury Notes...........................   70.7
U.S. Treasury Bills ..........................   19.9
Put Options Purchased ........................    4.6
Real Estate ..................................    1.1


CAPITAL VALUE FUND                             PERCENT
LONG POSITIONS

U.S. Treasury Bills ..........................   96.2
Put Options Purchased ........................    2.8
Real Estate ..................................    1.1


SHORT POSITIONS

Financial Services ...........................   (8.3)
Electronics...................................   (6.5)
Computer Software and Services................   (6.3)
Retail .......................................   (2.8)
Health Care...................................   (2.4)
Paper and Forest Products ....................   (2.3)
Computer Hardware.............................   (1.6)
Business Services.............................   (1.1)
Metals and Mining ............................   (0.9)
Futures Contracts ............................   (0.9)


THE COMPANY FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JULY 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUNDS AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Company files Form N-PX with the Funds' complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      UNITS                              COST          VALUE
      -----                              ----         -------
  TERM NOTE -- 1.1%
              REAL ESTATE -- 1.1%
      10,000  Merrill Lynch Medium
                Term Note, Series C,
                Due 06/04/09 +(a) ....$   100,000   $   122,200
                                      -----------   -----------
   PRINCIPAL
     AMOUNT
    -------
  U.S. GOVERNMENT OBLIGATIONS -- 90.6%
              U.S. TREASURY BILL -- 19.9%
  $2,298,000  U.S. Treasury  Bill,
                3.493%++, 11/10/05 ...  2,296,038     2,296,038
                                      -----------   -----------
              U.S. TREASURY NOTES -- 70.7%
              U.S. Treasury Notes,
   2,500,000    3.875%, 07/31/07 .....  2,493,473     2,479,590
   5,400,000    6.000%, 08/15/09 .....  5,318,373     5,691,519
                                      -----------   -----------
                                        7,811,846     8,171,109
                                      -----------   -----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS .. 10,107,884    10,467,147
                                      -----------   -----------

    NUMBER OF                     EXPIRATION DATE/     MARKET
    CONTRACTS                      EXERCISE PRICE      VALUE
    ---------                     ----------------    -------
  PUT OPTIONS PURCHASED+ -- 4.6%
        250   Alcoa Inc. ............. Jan. 06/25   $    38,750
         70   Cognizant Technology
                Solutions Corp. ...... Apr. 06/40        17,675
        300   Intel Corp. ............ Jan. 06/20         3,750
        200   International
                Paper Co. ............ Jan. 06/35       121,000
        180   KLA-Tencor Corp. ....... Jan. 06/40        12,600
        100   Maxim Integrated
                Products Inc. ........ Jan. 06/35        21,500
        400   Mini Nasdaq 100
                Stock Index ..........Dec. 05/140        16,000
         35   Research In
                Motion Ltd. ..........Jan. 06/67.50      34,650
         75   S & P 500 Index ........Dec. 05/1075       15,750
         70   S & P 500 Index ........Mar. 06/1075       58,100
        160   S & P 500 Index ........Mar. 06/1100      192,000
                                                    -----------
  TOTAL PUT OPTIONS PURCHASED (Cost $965,283).......    531,775
                                                    -----------
  TOTAL INVESTMENTS -- 96.3% (Cost $11,173,167)..... 11,121,122
  OTHER ASSETS AND LIABILITIES (NET) -- 3.7%........    428,823
                                                    -----------
  NET ASSETS -- 100.0%..............................$11,549,945
                                                    ===========
  ------------------
  (a) Security return is linked to the performance of the PHLX Housing Sector Index.
    + Non-income producing security.
   ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      UNITS                              COST          VALUE
      -----                              ----         -------
  TERM NOTE -- 1.1%
              REAL ESTATE -- 1.1%
      50,000  Merrill Lynch Medium
                Term Note, Series C,
                Due 06/04/09 + (a) ...$   500,000   $   611,000
                                      -----------   -----------
    PRINCIPAL
     AMOUNT
    -------
  U.S. GOVERNMENT OBLIGATIONS -- 96.2%
              U.S. TREASURY BILLS -- 96.2%
 $53,802,000  U.S. Treasury Bills,
                3.390% to 3.838% ++,
                12/08/05 to
                01/19/06 (b)(c) ...... 53,614,744    53,614,751
                                      -----------   -----------

    NUMBER OF                      EXPIRATION DATE/
    CONTRACTS                       EXERCISE PRICE
    ---------                      -----------------
  PUT OPTIONS PURCHASED+ -- 2.8%
        800   Alcoa Inc. .............Jan. 06/25        124,000
      1,000   Intel Corp. ............Jan. 06/20         12,500
        700   International
                Paper Co. ............Jan. 06/35        423,500
        400   KLA-Tencor Corp. .......Jan. 06/40         28,000
        350   Maxim Integrated
                Products Inc. ........Jan. 06/35         75,250
      2,100   Mini Nasdaq 100
                Stock Index ..........Dec. 05/140        84,000
        100   Research In
                Motion Ltd. ..........Jan. 06/67.50      99,000
        430   S & P 500 Index.........Dec. 05/1075       90,300
        350   S & P 500 Index.........Mar. 06/1075      290,500
        295   S & P 500 Index.........Mar. 06/1100      354,000
                                                    -----------
  TOTAL PUT OPTIONS PURCHASED (Cost $3,649,292) ....  1,581,050
                                                    -----------
  TOTAL INVESTMENTS -- 100.1% (Cost $57,764,036).... 55,806,801
  OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%......    (71,566)
                                                    -----------
  NET ASSETS -- 100.0%..............................$55,735,235
                                                    ===========

  SECURITIES SOLD SHORT -- (33.1)%
     SHARES                            PROCEEDS
     -------                           --------
  COMMON STOCKS -- (32.2)%
              BUSINESS SERVICES -- (1.1)%
      11,000  CDW Corp. ..............$   721,531   $   619,850
                                      -----------   -----------
              COMPUTER HARDWARE -- (1.6)%
      16,000  Dell Inc. ..............    612,142       510,080
       9,000  Lexmark International
                Inc., Cl. A ..........    747,758       373,680
                                      -----------   -----------
                                        1,359,900       883,760
                                      -----------   -----------
              COMPUTER SOFTWARE AND SERVICES -- (6.3)%
      17,000  Alliance Data
                Systems Corp. ........    649,631       604,520
      13,000  Cognizant Technology
                Solutions Corp. ......    559,632       571,740
      25,000  Juniper Networks Inc. ..    579,523       583,250
      16,600  Microsoft Corp. ........    432,381       426,620
      10,000  Research in Motion Ltd..    732,120       614,900
      20,000  Yahoo! Inc. ............    633,379       739,400
                                      -----------   -----------
                                        3,586,666     3,540,430
                                      -----------   -----------

  SECURITIES SOLD SHORT (CONTINUED)
                                                      MARKET
      SHARES                             PROCEEDS     VALUE
      ------                             --------     ------
              ELECTRONICS -- (6.5)%
      50,000  Applied Materials Inc. .$ 1,122,197   $   819,000
      25,000  Cogent Inc. ............    570,341       663,750
      18,000  KLA-Tencor Corp. .......    756,087       833,220
      22,000  Maxim Integrated
                Products Inc. ........  1,037,704       762,960
      35,000  Semtech Corp. ..........    631,172       527,800
                                      -----------   -----------
                                        4,117,501     3,606,730
                                      -----------   -----------
              FINANCIAL SERVICES -- (8.3)%
      40,000  Accredited Home
                Lenders Holding Co....  1,371,967     1,445,600
       9,000  Capital One
                Financial Corp. ......    677,752       687,150
      20,000  Countrywide
                Financial Corp. ......    721,682       635,400
      12,000  MBIA Inc. ..............    660,372       698,880
      30,000  Nasdaq-100 Index
                Tracking Stock .......    909,857     1,166,100
                                      -----------   -----------
                                        4,341,630     4,633,130
                                      -----------   -----------
              HEALTH CARE -- (2.4)%
      13,000  Affymetrix Inc. ........    589,272       590,590
      27,000  ICOS Corp. .............  1,008,138       728,460
                                      -----------   -----------
                                        1,597,410     1,319,050
                                      -----------   -----------
              METALS AND MINING -- (0.9)%
      20,000  Alcoa Inc. .............    621,985       485,800
                                      -----------   -----------
              PAPER AND FOREST PRODUCTS -- (2.3)%
      45,000  International
                Paper Co. ............  1,755,327     1,313,100
                                      -----------   -----------
              RETAIL -- (2.8)%
      10,000  Abercrombie & Fitch
                Co., Cl. A ...........    595,275       519,900
      24,000  bebe stores inc. .......    591,045       339,360
      14,000  Costco Wholesale
                Corp. ................    616,674       677,040
                                      -----------   -----------
                                        1,802,994     1,536,300
                                      -----------   -----------
  TOTAL SECURITIES SOLD SHORT.........$19,904,944   $17,938,150
                                      ===========   ===========

    NUMBER OF                        EXPIRATION     UNREALIZED
    CONTRACTS                           DATE       APPRECIATION
    ---------                        ----------    -------------
  FUTURES CONTRACTS -- SHORT POSITION -- (0.9)%
         50   S & P 500
                Index Futures ........12/16/05      $   483,375
                                                    ===========
------------------
(a) Security return is linked to the performance of the PHLX
    Housing Sector Index.
(b) At October 31, 2005, $27,800,000 principal amount was pledged as collateral for securities sold short.
(c) At October 31, 2005, $3,000,000 of the principal was pledged as collateral for futures contracts.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          STRATEGY     CAPITAL VALUE
                                                                                            FUND           FUND
                                                                                          --------     -------------
ASSETS:
  Investments at value (Cost $10,207,884 and $54,114,744, respectively) ................$ 10,589,347   $  54,225,751
  Put options purchased (Cost $965,283 and $3,649,292, respectively) ...................     531,775       1,581,050
  Cash .................................................................................       3,051          42,188
  Deposit at brokers ...................................................................     418,258      18,111,638
  Receivable for Fund shares sold ......................................................          --          25,745
  Interest receivable ..................................................................      93,156          17,797
  Prepaid expenses .....................................................................         197             491
                                                                                        ------------   -------------
  TOTAL ASSETS .........................................................................  11,635,784      74,004,660
                                                                                        ------------   -------------
LIABILITIES:
  Securities sold short (proceeds $0 and $19,904,944, respectively) ....................          --      17,938,150
  Variation margin payable .............................................................          --         125,750
  Payable for Fund shares redeemed .....................................................       5,885           5,974
  Payable for investment advisory fees .................................................       8,480          48,128
  Payable for distribution fees ........................................................         640          21,676
  Other accrued expenses ...............................................................      70,834         129,747
                                                                                        ------------   -------------
  TOTAL LIABILITIES ....................................................................      85,839      18,269,425
                                                                                        ------------   -------------
  NET ASSETS applicable to 3,862,321 and 21,033,235 shares outstanding, respectively ...$ 11,549,945   $  55,735,235
                                                                                        ============   =============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ........................................$      3,862   $      21,033
  Additional paid-in capital ...........................................................  84,441,879     266,036,725
  Accumulated net investment income ....................................................      26,854         441,242
  Accumulated net realized loss on investments, options, securities sold short and
    futures transactions ............................................................... (72,870,605)   (211,256,699)
  Net unrealized appreciation/depreciation on investments, options, securities
    sold short and futures transactions ................................................     (52,045)        492,934
                                                                                        ------------   -------------
  NET ASSETS ...........................................................................$ 11,549,945   $  55,735,235
                                                                                        ============   =============
SHARES OF CAPITAL STOCK:
  CLASS O:
  Net Asset Value and redemption price per share ($9,337,707 / 3,138,998 shares
    outstanding with 150,000,000 shares authorized) ....................................       $2.97
                                                                                               =====
  CLASS A:
  Net Asset Value and redemption price per share ($1,960,724 / 642,015 shares outstanding with 150,000,000 shares authorized and $40,814,177 / 15,155,441 shares
    outstanding with 125,000,000 shares authorized, respectively) ......................       $3.05           $2.69
                                                                                               =====           =====
  Maximum offering price per share (NAV / 0.955 based on maximum sales charge
    of 4.50% of the offering price) ....................................................       $3.19           $2.82
                                                                                               =====           =====
  CLASS B:
  Net Asset Value and offering price per share ($3,949,780 / 1,507,079 shares
    outstanding with 125,000,000 shares authorized) ....................................                       $2.62(a)
                                                                                                               =====
  CLASS C:
  Net Asset  Value  and  offering  price  per share  ($251,514  / 81,308  shares outstanding with 200,000,000  shares  authorized and $10,944,408 / 4,360,740
    shares outstanding with 125,000,000 shares authorized, respectively) ...............       $3.09(a)        $2.51(a)
                                                                                               =====           =====
  CLASS R:
  Net Asset Value, offering and redemption price per share ($26,870 / 9,975
    shares outstanding with 125,000,000 shares authorized) .............................                       $2.69
                                                                                                               =====

---------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             STRATEGY     CAPITAL VALUE
                                                               FUND           FUND
                                                             --------     -------------
INVESTMENT INCOME:
  Interest ..............................................   $   263,817    $ 1,187,620
                                                            -----------    -----------
  Total Investment Income ...............................       263,817      1,187,620
                                                            -----------    -----------
EXPENSES:
  Investment advisory fees ..............................        53,395        311,402
  Distribution fees -- Class A ..........................         2,751         57,874
  Distribution fees -- Class B ..........................            --         22,605
  Distribution fees -- Class C ..........................         1,669         57,129
  Dividends on securities sold short ....................            --         76,979
  Shareholder services fees .............................        45,860         93,267
  Registration fees .....................................        10,667         18,881
  Directors' fees .......................................         4,400         21,276
  Shareholder communications expenses ...................        13,189         27,795
  Custodian fees ........................................         3,050          6,885
  Legal and audit fees ..................................        19,518         21,471
  Miscellaneous expenses ................................         3,652         30,669
                                                            -----------    -----------
  TOTAL EXPENSES ........................................       158,151        746,233
LESS:
  Custodian fee credits .................................            --            (27)
                                                            -----------    -----------
  TOTAL NET EXPENSES ....................................       158,151        746,206
                                                            -----------    -----------
  NET INVESTMENT INCOME .................................       105,666        441,414
                                                            -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  OPTIONS, SECURITIES SOLD SHORT
  AND FUTURES TRANSACTIONS:
  Net realized loss on investment securities ............      (973,521)    (5,852,151)
  Net realized loss on short positions in securities ....            --       (843,407)
  Net change in unrealized appreciation/
    depreciation on investments, options,
    securities sold short and futures transactions ......      (164,533)       635,385
                                                            -----------    -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
    OPTIONS, SECURITIES SOLD SHORT
    AND FUTURES TRANSACTIONS ............................    (1,138,054)    (6,060,173)
                                                            -----------    -----------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $(1,032,388)   $(5,618,759)
                                                            ===========    ===========

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              STRATEGY FUND                  CAPITAL VALUE FUND
                                                     --------------------------------  --------------------------------
                                                     SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                     OCTOBER 31, 2005    YEAR ENDED    OCTOBER 31, 2005    YEAR ENDED
                                                        (UNAUDITED)   APRIL  30, 2005     (UNAUDITED)    APRIL 30, 2005
                                                     ---------------- ---------------  ----------------  --------------
OPERATIONS:
  Net investment income (loss) ........................   $     105,666    $     162,061    $     441,414    $     (95,647)
  Net realized loss on investment securities ..........        (973,521)      (2,827,061)      (5,852,151)     (10,376,998)
  Net realized loss on short positions in securities ..              --               --         (843,407)      (5,397,678)
  Net realized loss on option contracts written .......              --               --               --       (1,510,250)
  Net change in unrealized appreciation/depreciation on
    investments, options, securities sold short and
    futures transactions ..............................        (164,533)         841,342          635,385        3,855,888
                                                          -------------    -------------    -------------    -------------
  NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .........................      (1,032,388)      (1,823,658)      (5,618,759)     (13,524,685)
                                                          -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class O ...........................................         (67,476)        (273,348)              --               --
    Class A ...........................................         (11,180)         (65,147)              --               --
    Class C ...........................................            (122)          (5,805)              --               --
                                                          -------------    -------------    -------------    -------------
                                                                (78,778)        (344,300)              --               --
                                                          -------------    -------------    -------------    -------------
  Return of capital:
    Class O ...........................................              --         (120,154)              --               --
    Class A ...........................................              --          (28,637)              --               --
    Class C ...........................................              --           (2,551)              --               --
                                                          -------------    -------------    -------------    -------------
                                                                     --         (151,342)              --               --
                                                          -------------    -------------    -------------    -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................         (78,778)        (495,642)              --               --
                                                          -------------    -------------    -------------    -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A ...........................................         151,259          688,685        3,562,958       42,468,187
    Class B ...........................................              --               --               --        1,586,746
    Class C ...........................................          24,329          235,977          977,747       10,568,566
    Class R ...........................................              --               --            2,673          120,657
                                                          -------------    -------------    -------------    -------------
                                                                175,588          924,662        4,543,378       54,744,156
                                                          -------------    -------------    -------------    -------------
  Proceeds from reinvestment of dividends:
    Class O ...........................................          39,734          232,531               --               --
    Class A ...........................................           5,051           34,642               --               --
    Class C ...........................................              97            6,382               --               --
                                                          -------------    -------------    -------------    -------------
                                                                 44,882          273,555               --               --
                                                          -------------    -------------    -------------    -------------
  Cost of shares redeemed:
    Class O ...........................................        (785,279)      (1,567,852)              --               --
    Class A ...........................................        (545,568)      (2,184,018)     (12,633,368)     (53,995,973)
    Class B ...........................................              --               --       (1,015,982)      (4,472,672)
    Class C ...........................................        (171,305)        (233,298)      (2,503,660)     (13,924,516)
    Class R ...........................................              --               --          (23,815)        (128,761)
                                                          -------------    -------------    -------------    -------------
                                                             (1,502,152)      (3,985,168)     (16,176,825)     (72,521,922)
                                                          -------------    -------------    -------------    -------------
  NET DECREASE IN NET ASSETS FROM CAPITAL
    STOCK TRANSACTIONS ................................      (1,281,682)      (2,786,951)     (11,633,447)     (17,777,766)
                                                          -------------    -------------    -------------    -------------
  REDEMPTION FEES .....................................              --            2,174           17,781           18,514
                                                          -------------    -------------    -------------    -------------
  NET DECREASE IN NET ASSETS ..........................      (2,392,848)      (5,104,077)     (17,234,425)     (31,283,937)
NET ASSETS:
  Beginning of period .................................      13,942,793       19,046,870       72,969,660      104,253,597
                                                          -------------    -------------    -------------    -------------
  End of period .......................................   $  11,549,945    $  13,942,793    $  55,735,235    $  72,969,660
                                                          =============    =============    =============    =============
  Undistributed net investment income .................   $      26,854    $          --    $     441,242    $          --
                                                          =============    =============    =============    =============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale, except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares.

Each Class O, Class A, and Class C Share of the Strategy Fund and each Class A, Class B, Class C, and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value ("NAV"), and has identical rights except that Class A, Class B, and Class C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges ("CDSC"). Class B Shares are subject to a CDSC upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class R Shares are available only to certain institutional investors and certain benefit or retirement plans. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company.

Effective June 15, 2005 the Funds imposed a redemption fee of 2.00% on Class A, Class B, Class C, and Class R Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From November 1, 2004 through June 14, 2005, the Funds imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Funds. The redemption fees retained by the Funds during the six months ended October 31, 2005 amounted to $0 and $17,781 for the Strategy Fund and the Capital Value Fund, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds' holding period. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Funds in each agreement. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

OPTIONS. The Funds may purchase or write call or put options on securities or indices. As a writer of put options, the Funds receive a premium at the outset and then bear the risk of unfavorable changes in the price of the financial instrument underlying the option. The Funds would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Funds would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Funds pay a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

security upon exercise at the exercise price. If the price of the underlying security declines, the Funds would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Funds would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Funds limit their opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

FUTURES CONTRACTS. The Funds may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at October 31, 2005 are reflected in the Schedule of Investments.

The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At October 31, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Income distributions to shareholders, if any, are made quarterly for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. For the year ended April 30, 2005, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in capital. These reclassifications have no impact on the net asset value of the Funds and the calculation of net investment income per share in the financial highlights excludes these adjustments.

                                                                   ACCUMULATED NET REALIZED
                                                ACCUMULATED          LOSS ON INVESTMENTS,         ADDITIONAL
                                             UNDISTRIBUTED NET     PUT OPTIONS, FUTURES AND         PAID-IN
                                             INVESTMENT INCOME       SECURITIES SOLD SHORT          CAPITAL
                                             -----------------       ---------------------         ---------
         Comstock Strategy Fund ..............  $ 151,342                 $14,912,760            $(15,064,102)
         Comstock Capital Value Fund .........   (786,206)                 16,641,237             (15,855,031)

The tax character of distributions paid during the fiscal year ended April 30, 2005 was as follows:

                                               YEAR ENDED
                                             APRIL 30, 2005
                                           ------------------
         Comstock Strategy Fund
           Ordinary Income ..................   $344,300
           Return of Capital ................    151,342

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of April 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                         STRATEGY FUND    CAPITAL VALUE FUND
                                                         -------------    ------------------
         Accumulated capital loss carryforwards ........ $(71,644,064)      $(199,893,619)
         Post October losses ...........................     (730,267)         (7,508,520)
         Unrealized appreciation/(depreciation) ........      589,701           2,698,375
                                                         ------------       -------------
         Total accumulated earnings/(deficit) .......... $(71,784,630)      $(204,703,764)
                                                         ============       =============

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


The following summarizes the tax cost and unrealized appreciation (depreciation) on investments, put options purchased, securities sold short and futures transactions for each Fund at October 31, 2005:

                                                      GROSS            GROSS       NET UNREALIZED
                                                   UNREALIZED       UNREALIZED      APPRECIATION/
                                       COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                   -----------    ------------     ------------    --------------
Comstock Strategy Fund ........... $10,207,884     $  489,995      $  (542,040)        $(52,045)
Comstock Capital Value Fund ......  54,116,343      3,618,686       (3,127,351)         491,335

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2005:

            EXPIRING IN FISCAL YEAR       STRATEGY FUND       CAPITAL VALUE FUND
            -----------------------       -------------       ------------------
                     2006                  $14,076,373           $ 57,496,622
                     2007                   26,257,347             48,938,064
                     2008                   15,186,640             36,909,064
                     2009                    5,026,316                409,704
                     2012                           --             15,241,825
                     2013                   11,097,388             40,898,340
                                           -----------           ------------
                                           $71,644,064           $199,893,619
                                           ===========           ============

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders. For the year ended April 30, 2005, the Comstock Strategy Fund and Comstock Capital Value Fund had capital loss carryforward expirations of $14,912,760 and $14,168,996, respectively.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Funds' average daily net assets, computed daily and payable monthly. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolio, oversees the administration of all aspects of the Funds' business and affairs and pays the compensation of all Officers and Directors of the Funds who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Company's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class O and Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended October 31, 2005, other than Government and short term debt securities, were as follows:

                                                  PURCHASES           SALES
                                                  ---------         ----------
Strategy Fund:
   Long transactions ..........................  $2,492,578         $2,500,000
   Long put option transactions ...............     430,989                 --
                                                 ----------         ----------
                                                 $2,923,567         $2,500,000
                                                 ==========         ==========
Capital Value Fund:
   Short sale transactions ....................  $6,976,219         $4,760,976
   Long put option transactions ...............   1,380,395                 --
                                                 ----------         ----------
                                                 $8,356,614         $4,760,976
                                                 ==========         ==========

There were no option contracts written for the Capital Value Fund during the six months ended October 31, 2005.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


6. TRANSACTIONS WITH AFFILIATES. During the six months ended October 31, 2005, Gabelli & Company informed the Funds that it received $35,466 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of each Fund's shares.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Investment Advisory Agreements between each Fund and the Adviser. During the six months ended October 31, 2005, the Strategy Fund and the Capital Value Fund reimbursed the Adviser $0 and $22,500, respectively, in connection with the cost of computing such Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                            STRATEGY FUND                    CAPITAL VALUE FUND
                                                 ----------------------------------  ----------------------------------
                                                 SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                 OCTOBER 31, 2005      YEAR ENDED    OCTOBER 31, 2005      YEAR ENDED
                                                   (UNAUDITED)       APRIL 30, 2005    (UNAUDITED)       APRIL 30, 2005
                                                 ----------------    --------------  ----------------    --------------
CLASS O:
Shares issued upon reinvestment of dividends ......     13,171             69,292
Shares redeemed ...................................   (257,548)          (462,436)
                                                      --------           --------
   Net decrease in Class O Shares .................   (244,377)          (393,144)
                                                      ========           ========
CLASS A:
Shares sold .......................................     48,239            196,731         1,320,414        13,372,569
Shares issued upon reinvestment of dividends ......      1,634             10,105                --                --
Shares redeemed ...................................   (174,928)          (639,497)       (4,744,606)      (17,768,611)
                                                      --------           --------        ----------       -----------
   Net decrease in Class A Shares .................   (125,055)          (432,661)       (3,424,192)       (4,396,042)
                                                      ========           ========        ==========       ===========
CLASS B:
Shares sold .......................................                                              --           501,514
Shares issued upon reinvestment of dividends ......                                              --                --
Shares redeemed ...................................                                        (393,093)       (1,497,081)
                                                                                         ----------       -----------
   Net decrease in Class B Shares .................                                        (393,093)         (995,567)
                                                                                         ==========       ===========
CLASS C:
Shares sold .......................................      7,719             65,707           394,087         3,626,444
Shares issued upon reinvestment of dividends ......         30              1,836                --                --
Shares redeemed ...................................    (54,417)           (66,349)         (994,937)       (4,843,293)
                                                      --------           --------        ----------       -----------
   Net increase (decrease) in Class C Shares ......    (46,668)             1,194          (600,850)       (1,216,849)
                                                      ========           ========        ==========       ===========
CLASS R:
Shares sold .......................................                                             980            36,921
Shares issued upon reinvestment of dividends ......                                              --                --
Shares redeemed ...................................                                          (8,608)          (41,899)
                                                                                         ----------       -----------
   Net decrease in Class R Shares .................                                          (7,628)           (4,978)
                                                                                         ==========       ===========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Funds nor any material adverse effect on the Adviser or its ability to manage the Funds.

9. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                         INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                      --------------------------------------  ----------------------------------
                                        Net
           Net Asset               Realized and     Total
  Period     Value,       Net       Unrealized      from          Net     Return
   Ended   Beginning  Investment  Gain (Loss) on  Investment  Investment   of         Total
 April 30  of Period   Income(b)    Investments   Operations    Income   Capital   Distributions
 --------  ---------  ----------  --------------  ----------  ---------  --------  -------------
STRATEGY FUND
CLASS O
   2006(a)   $3.24       $0.03        $(0.28)       $(0.25)     $(0.02)       --     $(0.02)
   2005       3.71        0.04         (0.40)        (0.36)      (0.08)   $(0.03)     (0.11)
   2004       4.35        0.04         (0.55)        (0.51)      (0.13)       --      (0.13)
   2003       4.17        0.06          0.29          0.35       (0.17)       --      (0.17)
   2002       4.20        0.13         (0.04)         0.09       (0.12)       --      (0.12)
   2001(d)    4.04        0.15          0.17          0.32       (0.16)       --      (0.16)
CLASS A
   2006(a)   $3.33       $0.02        $(0.28)       $(0.26)     $(0.02)       --     $(0.02)
   2005       3.79        0.03         (0.40)        (0.37)      (0.06)   $(0.03)     (0.09)
   2004       4.42        0.03         (0.57)        (0.54)      (0.08)       --      (0.08)
   2003       4.17        0.05          0.29          0.34       (0.09)       --      (0.09)
   2002       4.20        0.11         (0.03)         0.08       (0.11)       --      (0.11)
   2001(d)    4.04        0.14          0.17          0.31       (0.15)       --      (0.15)
CLASS C
   2006(a)   $3.36       $0.01        $(0.28)       $(0.27)     $(0.00)*      --     $(0.00)*
   2005       3.83        0.00*        (0.41)        (0.41)      (0.04)   $(0.02)     (0.06)
   2004       4.46        0.00*        (0.58)        (0.58)      (0.05)       --      (0.05)
   2003       4.21        0.02          0.28          0.30       (0.05)       --      (0.05)
   2002       4.22        0.09         (0.02)         0.07       (0.08)       --      (0.08)
   2001(d)    4.06        0.11          0.16          0.27       (0.11)       --      (0.11)

                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                  -------------------------------------------------------
                        Net Asset           Net Assets
  Period                  Value,              End of       Net                 Portfolio
   Ended    Redemption   End of    Total      Period    Investment  Operating   Turnover
 April 30     Fees(b)    Period   Return(c)  (in 000's)   Income     Expenses     Rate
 --------   ----------   -------  ---------  ----------  ---------  ---------   ---------
STRATEGY FUND
CLASS O
   2006(a)       --       $2.97     (7.69)%   $ 9,338     1.76%(e)   2.45%(e)      30%
   2005       $0.00*       3.24     (9.77)     10,961     1.09       1.94           1
   2004          --        3.71    (11.85)     14,008     1.04       2.09          58
   2003          --        4.35      8.22      19,159     1.26       1.31           0
   2002          --        4.17      2.19      20,460     3.06       1.75          16
   2001(d)       --        4.20      8.05      23,051     3.32       2.02          61
CLASS A
   2006(a)       --       $3.05     (7.90)%   $ 1,961     1.48%(e)   2.70%(e)      30%
   2005       $0.00*       3.33     (9.74)      2,551     0.79       2.19           1
   2004          --        3.79    (12.52)      4,553     0.74       2.34          58
   2003          --        4.42      8.09      14,630     0.98       1.56           0
   2002          --        4.17      1.95      20,472     2.56       1.83          16
   2001(d)       --        4.20      7.77       2,838     3.57       2.27          61
CLASS C
   2006(a)       --       $3.09     (8.01)%   $   251     0.67%(e)   3.47%(e)      30%
   2005       $0.00*       3.36    (10.66)        431     0.09       2.95           1
   2004          --        3.83    (13.12)        486     0.02       3.08          58
   2003          --        4.46      7.14         621     0.32       2.21           0
   2002          --        4.21      1.61         104     2.04       2.73          16
   2001(d)       --        4.22      6.90         157     2.57       3.02          61

-------------------
 (a)  For the six months ended October 31, 2005, unaudited.
 (b)  Based on average shares outstanding.
 (c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total return excluding the effect of the reimbursements of investment losses from the Fund's Adviser and other service providers of $253,760 for the year ended April 30, 2003 was 7.48%, 7.11%, and 6.42% for Class O, A, and C Shares, respectively, and of $583,634 for the year ended April 30, 2004 was (13.75)%, (14.13)%, and (14.93)% for Class O, A, and C Shares, respectively. Total return for less than one year is not annualized.
 (d) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
 (e)  Annualized.
   *  Amount is less than $0.005 per share.


                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                          ----------------------------------------  -------------------------
                                           Net
             Net Asset       Net       Realized and       Total
  Period       Value,     Investment    Unrealized         from         Net
   Ended     Beginning      Income    Gain (Loss) on    Investment  Investment      Total
 April 30    of Period    (Loss)(b)    Investments      Operations    Income    Distributions
 --------    ---------    ---------   --------------    ----------  ----------  -------------
CAPITAL VALUE FUND
CLASS A
   2006(a)     $2.91       $ 0.02        $(0.24)          $(0.22)        --           --
   2005         3.29         0.00*        (0.38)           (0.38)        --           --
   2004         4.25        (0.02)        (0.94)           (0.96)        --           --
   2003         3.59         0.01          0.70             0.71     $(0.05)      $(0.05)
   2002         3.34         0.06          0.34             0.40      (0.15)       (0.15)
   2001(d)      2.72         0.16          0.66             0.82      (0.20)       (0.20)
CLASS B
   2006(a)     $2.84       $ 0.01        $(0.23)          $(0.22)        --           --
   2005         3.24        (0.02)        (0.38)           (0.40)        --           --
   2004         4.22        (0.05)        (0.93)           (0.98)        --           --
   2003         3.57        (0.03)         0.71             0.68     $(0.03)      $(0.03)
   2002         3.33         0.03          0.34             0.37      (0.13)       (0.13)
   2001(d)      2.71         0.13          0.67             0.80      (0.18)       (0.18)
CLASS C
   2006(a)     $2.72       $ 0.01        $(0.22)          $(0.21)        --           --
   2005         3.10        (0.02)        (0.36)           (0.38)        --           --
   2004         4.04        (0.05)        (0.89)           (0.94)        --           --
   2003         3.43        (0.03)         0.68             0.65     $(0.04)      $(0.04)
   2002         3.20         0.03          0.33             0.36      (0.13)       (0.13)
   2001(d)      2.61         0.14          0.63             0.77      (0.18)       (0.18)
CLASS R
   2006(a)     $2.90       $ 0.02        $(0.23)          $(0.21)        --           --
   2005         3.28         0.01         (0.39)           (0.38)        --           --
   2004         4.23        (0.01)        (0.94)           (0.95)        --           --
   2003         3.58         0.01          0.70             0.71     $(0.06)      $(0.06)
   2002         3.34         0.15          0.25             0.40      (0.16)       (0.16)
   2001(d)      2.71         0.16          0.68             0.84      (0.21)       (0.21)

                                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                   -------------------------------------------------------------------------------------------

                          Net Asset           Net Assets                 Operating  Operating    Interest Expense
  Period                   Value,               End of          Net      Expenses    Expenses      and Dividends     Portfolio
   Ended      Redemption   End of    Total      Period      Investment    Before      Net of       on Securities     Turnover
 April 30       Fees(b)    Period  Return(c)  (in 000's)   Income (Loss)  Waivers     Waivers        Sold Short        Rate
 --------     -----------  ------- ---------  ----------   -------------  --------    --------    ---------------    ---------
CAPITAL VALUE FUND
CLASS A
   2006(a)      $0.00*      $2.69     (7.56)%  $ 40,814        1.61%(e)   2.20%(e)     2.20%(e)       0.25%(e)           0%
   2005          0.00*       2.91    (11.55)     54,025        0.08       1.81         1.81           0.25               0
   2004            --        3.29    (22.59)     75,628       (0.64)      1.97         1.97           0.17              66
   2003            --        4.25     19.49     105,679        0.16       1.70         1.70           0.16               7
   2002            --        3.59     12.18      47,547        1.63       1.94         1.75           0.10               0
   2001(d)         --        3.34     31.23      33,852        5.02       2.06         1.87           0.05               5
CLASS B
   2006(a)      $0.00*      $2.62     (7.75)%  $  3,950        0.86%(e)   2.95%(e)     2.95%(e)       0.25%(e)           0%
   2005          0.00*       2.84    (12.35)      5,397       (0.69)      2.56         2.56           0.25               0
   2004            --        3.24    (23.22)      9,381       (1.32)      2.67         2.67           0.17              66
   2003            --        4.22     18.89      23,485       (0.57)      2.46         2.45           0.17               7
   2002            --        3.57     11.31      12,843        0.82       2.70         2.51           0.10               0
   2001(d)         --        3.33     30.36       8,639        4.27       2.81         2.62           0.05               5
CLASS C
   2006(a)      $0.00*      $2.51     (7.72)%  $ 10,944        0.87%(e)   2.95%(e)     2.95%(e)       0.24%(e)           0%
   2005          0.00*       2.72    (12.26)     13,497       (0.67)      2.56         2.56           0.25               0
   2004            --        3.10    (23.27)     19,171       (1.38)      2.71         2.71           0.17              66
   2003            --        4.04     18.66      26,044       (0.65)      2.47         2.47           0.18               7
   2002            --        3.43     11.33       5,468        0.86       2.69         2.50           0.10               0
   2001(d)         --        3.20     30.50       3,874        4.27       2.81         2.62           0.05               5
CLASS R
   2006(a)      $0.00*      $2.69     (7.24)%  $     27        1.83%(e)   1.95%(e)     1.95%(e)       0.25%(e)           0%
   2005          0.00*       2.90    (11.59)         51        0.31       1.58         1.58           0.25               0
   2004            --        3.28    (22.46)         74       (0.29)      1.66         1.66           0.17              66
   2003            --        4.23     19.43         202        0.30       1.50         1.50           0.20               7
   2002            --        3.58     12.16           9        4.10       1.75         1.56           0.11               0
   2001(d)         --        3.34     32.12          48        5.27       1.81         1.62           0.05               5

----------------
 (a)  For the six months ended October 31, 2005, unaudited.
 (b)  Based on average shares outstanding.
 (c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total return for less than one year is not annualized.
 (d) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
 (e)  Annualized.
  *   Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

                              COMSTOCK FUNDS, INC.

  ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

      At its meeting on May 17, 2005, the Board of Directors ("Board") of Comstock Funds, Inc. approved the continuation of the investment advisory agreements with the Adviser for the Comstock Strategy Fund and the Comstock Capital Value Fund on the basis of the recommendations by the directors (the "independent directors") who are not "interested persons" of the Funds. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

                             COMSTOCK STRATEGY FUND

      NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the Adviser's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio managers.

      INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of flexible portfolio funds. The independent directors requested that the Adviser identify within the peer group of funds those funds that have a bearish stance for comparison purposes. The independent directors also requested that the Adviser explore methods of reducing the Fund's expense ratio. The directors noted that the Fund's performance was below average for all of the flexible portfolio funds but was reasonable considering those funds with a bearish stance.

      PROFITABILITY. The independent directors reviewed summary data regarding the low level of profitability of the Fund to the Adviser. The directors also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

      ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors noted that the Fund needed significantly more assets before economies of scale could be realized. The independent directors agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund grew substantially.

      SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

      SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of flexible portfolio funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The directors noted that the Fund's expense ratio was above average and the Fund's size was below average within this group. The directors compared the management fee to the fee for other funds managed by the Adviser, including separate accounts managed by an affiliated adviser.

      CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The independent directors also concluded that the Fund's expense ratios were higher than average, they were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

                           COMSTOCK CAPITAL VALUE FUND

      NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the Adviser's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio managers.

      INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of specialty diversified equity funds. The independent directors requested that the Adviser identify within the peer group of funds those funds that have a bearish stance for comparison purposes. The directors noted that the Fund's performance was below average for the peer group of specialty diversified equity funds but was reasonable considering those funds with a bearish stance.

      PROFITABILITY. The independent directors reviewed summary data regarding the lack of profitability of the Fund to the Adviser. The directors also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

      ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors noted that the Fund needed significantly more assets before economies of scale could be realized. The independent directors agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund grew substantially.

      SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

      SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of specialty diversified equity funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The directors noted that the Fund's expense ratio was above average and the Fund's size was below average within this group. The directors compared the management fee to the fee for other funds managed by the Adviser, including separate accounts managed by an affiliated adviser.

      CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record considering its bearish investment stance. The independent directors also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, and Gabelli Advisers, Inc. which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
M. Bruce Adelberg                               Anthony R. Pustorino
CONSULTANT                                      CERTIFIED PUBLIC  ACCOUNTANT
MBA RESEARCH GROUP                              PROFESSOR EMERITUS
                                                PACE UNIVERSITY

Anthony J. Colavita
PARTNER                                         Werner J. Roeder, MD
ANTHONY J. COLAVITA, P.C.                       MEDICAL DIRECTOR
                                                LAWRENCE HOSPITAL
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT                    Henry G. Van der Eb, CFA
AND CHIEF FINANCIAL OFFICER                     SENIOR VICE PRESIDENT
KEYSPAN ENERGY CORP.                            GAMCO INVESTORS, INC.

Charles L. Minter
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

                         OFFICERS AND PORTFOLIO MANAGERS
Bruce N. Alpert                                 Martin Weiner, CFA
EXECUTIVE VICE PRESIDENT                        PORTFOLIO MANAGER
AND TREASURER                                   AND PRESIDENT

Peter D. Goldstein                              Charles L. Minter
CHIEF COMPLIANCE OFFICER                        PORTFOLIO MANAGER
                                                AND DIRECTOR
James E. McKee
SECRETARY

Carolyn Matlin
VICE PRESIDENT
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMSA05SR


COMSTOCK
FUNDS,
INC.






Comstock Strategy Fund
Comstock Capital Value Fund


                                                              SEMI-ANNUAL REPORT
                                                                OCTOBER 31, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES  OF  EQUITY SECURITIES  BY  CLOSED-END MANAGEMENT   INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Comstock Funds, Inc.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     January 5, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     January 5, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.